Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues	$ 2,904,950	$ 4,563,731	$ 6,428,608
Hardware [Member]
Revenues
Total revenues	1,683,155	2,428,592	2,504,426
Tax devices and Service [Member]
Revenues
Total revenues	398,048	1,376,323	1,803,650
Software [Member]
Revenues
Total revenues	$ 823,747	$ 758,816	$ 2,120,532